INVENTORIES	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Text Block]
3.	INVENTORIES.

Inventories consisted primarily of bulk ethanol, unleaded fuel and corn, and are valued at the lower-of-cost-or-market, with cost determined on a first-in, first-out basis. Inventory balances consisted of the following (in thousands):

	September 30, 2011	December 31, 2010
Finished goods	$15,313	$11,105
Work in progress	4,546	4,087
Raw materials	1,410	1,308
Other	1,160	806
Total	$22,429	$17,306